Insurance (Details Textuals 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Negative Value of Business Acquired
Weighted average amortization period for negative VOBA	6 years
Estimated future amortization for the negative value of business acquired acquired for 2012	$ 627
Estimated future amortization for the negative value of business acquired acquired for 2013	563
Estimated future amortization for the negative value of business acquired acquired for 2014	477
Estimated future amortization for the negative value of business acquired acquired for 2015	388
Estimated future amortization for the negative value of business acquired acquired for 2016	$ 298